TURNER FUNDS

TURNER SPECTRUM FUND

Institutional Class

Investor Class

Supplement dated June 11, 2010

to the Prospectus dated January 31, 2010, as supplemented May 25, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 7, 2010, Christopher E. Baggini is added as a co-manager of the Global Consumer Strategy within the Turner Spectrum Fund.

In accordance with this change, the first sentence of the first paragraph under the heading “Portfolio Managers” on page 37 and the second sentence of the second paragraph under the heading “Portfolio Managers” on page 47 of the Prospectus are deleted and replaced with the following:

“The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA, with co-managers Christopher E. Baggini, Bill McVail and Halie O’Shea.”

The following sentence is added after the first sentence of the second paragraph under “Portfolio Managers” on page 37 of the Prospectus:

“Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010.”

The following paragraph is added after the fourth paragraph under “Portfolio Managers” on page 47 of the Prospectus:

“Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, is co-manager of the Global Consumer Strategy.  Mr. Baggini joined Turner in 2010.  Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007.  He has 23 years of investment experience.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-23)

TURNER FUNDS

TURNER SPECTRUM FUND

Institutional Class

Investor Class

Supplement dated June 11, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010, as supplemented May 25, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective June 7, 2010, Christopher E. Baggini is added as a co-manager of the Global Consumer Strategy within the Turner Spectrum Fund.

In accordance with this change, the following information is added under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” on page 51:

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1) Portfolio	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher E. Baggini (Co-Manager, Global Consumer Strategy)	NONE	1 Account $1 million	NONE	NONE	$0	1 Account	$1 million	NONE	$0

The following information is added under the “Spectrum Fund” sub-heading of the “Portfolio Managers —Portfolio Manager’s Ownership of Securities in the Fund” section on page 55:

Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Christopher E. Baggini	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-23)

TURNER FUNDS

TURNER SPECTRUM FUND

Class C Shares

Supplement dated June 11, 2010

to the Prospectus dated January 31, 2010, as supplemented May 25, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 7, 2010, Christopher E. Baggini is added as a co-manager of the Global Consumer Strategy within the Turner Spectrum Fund.

In accordance with this change, the first sentence of the first paragraph under the heading “Portfolio Managers” on page 4 and the first sentence of the second paragraph under the heading “Portfolio Managers” on page 8 of the Prospectus are deleted and replaced with the following:

“The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA, with co-managers Christopher E. Baggini, Bill McVail and Halie O’Shea.”

The following sentence is added after the first sentence of the second paragraph under “Portfolio Managers” on page 4 of the Prospectus:

“Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010.”

The following paragraph is added after the fourth paragraph under “Portfolio Managers” on page 8 of the Prospectus:

“Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, is co-manager of the Global Consumer Strategy.  Mr. Baggini joined Turner in 2010.  Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007.  He has 23 years of investment experience.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-23)

TURNER FUNDS

TURNER SPECTRUM FUND

Class C Shares

Supplement dated June 11, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010, as supplemented May 25, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective June 7, 2010, Christopher E. Baggini is added as a co-manager of the Global Consumer Strategy within the Turner Spectrum Fund.

In accordance with this change, the following information is added under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” on page 32:

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a)(1) Portfolio	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher E. Baggini (Co-Manager, Global Consumer Strategy)	NONE	1 Account $1 million	NONE	NONE	$0	1 Account	$1 million	NONE	$0

The following information is added under “Portfolio Managers —Portfolio Manager’s Ownership of Securities in the Fund” on page 35:

Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Christopher E. Baggini	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-23)